Schedule V - Valuation and Qualifying Accounts (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Movement in Valuation allowance and reserves
ACL, beginning balance	$ 0	$ 1	$ 0
Net credit losses on fixed maturities, AFS	0	0	1
Debt Securities, Available-for-sale, Allowance for Credit Loss, Writeoff	0	0	0
ACL, ending balance	0	1	1	$ 0
Beginning balance		17
Write-offs/Payments/Other	0	0	0
Ending balance	12		17
Reinsurance Recoverable, Credit Loss Expense (Reversal)	3	0	2
Reinsurance Recoverable, Allowance for Credit Loss, Recovery	0	0	0
ACL on reinsurance recoverables, beginning balance	34	7	5
ACL on reinsurance recoverables, ending balance			7	5
Mortgage loans
Movement in Valuation allowance and reserves
Change in ACL on mortgage loans	0	(6)	8
Mortgage loans
Movement in Valuation allowance and reserves
Beginning balance	12	17	9
Ending balance	12	11	17	9
Valuation allowance on mortgage loans
Movement in Valuation allowance and reserves
Charged to Costs and Expenses				0
Write-offs/Payments/Other				(5)
ACL on reinsurance recoverables, beginning balance		7	0	5
ACL on reinsurance recoverables, ending balance	$ 37	$ 7	$ 7	$ 0